Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2023
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consist of the following:
	As of December 31, 2022	As of June 30, 2023
		(Unaudited)
	RMB	RMB
Raw materials	69,914,306	61,466,397
Work in process	158,693,203	150,974,306
Finished goods	81,807,783	108,733,833
Less: write-down of inventories	(208,213,546)	(279,239,696)
Inventories, net	102,201,746	41,934,840